CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income
Net income	$ 13,390	$ 11,234	$ 7,959
Securities available for sale:
Unrealized gains (losses)	(3,047)	(743)	5,965
Reclassification of gains recognized in net income	(106)	(542)	(87)
Other comprehensive income (loss)	(3,153)	(1,285)	5,878
Deferred tax expense (benefit)	(1,208)	(488)	2,288
Other comprehensive income (loss), net of tax	(1,945)	(797)	3,590
Cash flow hedges:
Unrealized losses	(13)	(1,965)	(3,099)
Other comprehensive loss	(4)	(734)	(1,213)
Deferred tax benefit	(4)	(734)	(1,213)
Other comprehensive loss, net of tax	(9)	(1,231)	(1,886)
Total other comprehensive income (loss), net of tax	(1,954)	(2,028)	1,704
Comprehensive income	$ 11,436	$ 9,206	$ 9,663